Equity - Additional Information (Detail) - $ / shares shares in Millions	6 Months Ended
	Jun. 30, 2021	Jul. 26, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Common shares par value	$ 10
Shares allocated for exercise of employee stock options	500.0
Issued capital	25,930.3		25,930.3	25,930.3
Legal capital reserve percentage	10.00%
Percentage of paid in capital on reserve used to offset deficit or distribute as dividend in cash or stock	25.00%
Employee Restricted Stock Awards [Member] | Potential ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issuance under share-based payment arrangement		2.6
Top of range [member]
Disclosure of classes of share capital [line items]
Total distribution	50.00%
American Depositary Shares (one represents five common shares) [member]
Disclosure of classes of share capital [line items]
Issued capital	1,064.3
Number of shares issued	5,321.4